UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
c/o U.S. Bank Global Fund Services
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period May 31, 2019

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 71.7%
Computer & Electronic Product Manufacturing: 4.0%
26,410	Roper Technologies, Inc.	$9,082,927

Computer & Electronic Products: 7.2%
583,200	Cypress Semiconductor Corp.	10,392,624
163,050	Western Digital Corp.	6,068,721
		16,461,345
Credit Intermediation: 17.1%
82,330	Euronet Worldwide, Inc.[1]	12,764,443
314,086	First Hawaiian, Inc.	7,817,600
753,704	Kearny Financial Corp.[3]	10,107,171
53,320	Visa, Inc. - Class A	8,602,116
		39,291,330
Electrical Equipment & Appliance Manufacturing: 3.6%
122,262	Axon Enterprise, Inc.[1]	8,164,656

Furniture Manufacturing: 3.2%
207,916	Leggett & Platt, Inc.	7,383,097

Health Care Equipment Manufacturing: 7.4%
66,970	STERIS PLC	8,952,550
28,130	Teleflex, Inc.	8,109,879
		17,062,429
Insurance Carriers & Related Activities: 5.5%
158,900	The Progressive Corp.	12,597,592

Machinery: 1.7%
486,320	3D Systems Corp.[1,2]	3,934,329

Merchant Wholesalers & Durable Goods: 3.4%
305,900	LKQ Corp.[1]	7,846,335

Professional, Scientific & Technical Services: 5.9%
184,026	2U, Inc.[1]	6,991,148
140,310	Ebix, Inc.[2]	6,584,748
		13,575,896
Real Estate: 3.8%
85,552	The Howard Hughes Corp.[1]	8,798,168

Sporting & Recreation Goods: 4.6%
59,367	Pool Corp.	10,672,999

Transportation Equipment Manufacturing: 4.3%
74,790	WABCO Holdings, Inc.[1]	9,790,759

TOTAL COMMON STOCKS
(Cost $141,506,737)		164,661,862

PREFERRED STOCKS: 0.5%
Professional, Scientific & Technical Services: 0.5%
47,800	B. Riley Financial, Inc.	1,182,094

TOTAL PREFERRED STOCKS
(Cost $1,195,000)		1,182,094

Principal Amount
CORPORATE BONDS: 19.5%
Chemical Manufacturing: 0.1%
	HB Fuller Co.,
	4.000%
$238,000	2/15/27	213,010
	Kimberly-Clark Corp.,
	3.200%
100,000	4/25/29	102,711
		315,721
Computer & Electronic Products: 0.1%
	Hewlett-Packard Co.,
	3.750%
321,000	12/1/20	326,373

Food Manufacturing: 5.7%
	Campbell Soup Co.,
	2.500%
6,045,000	8/2/22	5,984,214
	Flowers Foods, Inc.,
	4.375%
6,225,000	4/1/22	6,494,450
	Kraft Heinz Food Co.,
	5.375%
523,000	2/10/20	532,412
		13,011,076
Furniture Manufacturing: 0.4%
	Leggett & Platt, Inc.,
	3.400%
970,000	8/15/22	981,326

General Merchandise Stores: 0.3%
	Walmart, Inc.,
	3.400%
640,000	6/26/23	665,249

Insurance Carriers and Related Activities: 0.4%
	Reinsurance Group of America, Inc.,
	3.900%
800,000	5/15/29	814,475

Merchant Wholesalers, Durable Goods: 0.5%
	Hubbell, Inc.,
	3.500%
1,045,000	2/15/28	1,044,930

Oil & Gas: 4.5%
	Phillips 66,
	4.300%
10,000,000	4/1/22	10,454,102

Professional, Scientific & Technical Services: 2.2%
	Equifax, Inc.,
	3.300%
4,995,000	12/15/22	5,076,133

Publishing Industries: 4.4%
	Symantec Corp.,
	4.200%
10,000,000	9/15/20	10,061,438

Telecommunications: 0.4%
	Vodafone Group PLC,
	4.375%
1,000,000	3/16/21	1,029,305

Waste Management and Remediation Services: 0.5%
	Waste Management, Inc.,
	3.200%
1,055,000	6/15/26	1,077,095

TOTAL CORPORATE BONDS
(Cost $44,053,334)		44,857,223

Shares
SHORT-TERM INVESTMENTS: 8.2%
Money Market Funds: 8.2%
18,854,752	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.311%[4]	18,854,752

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,854,752)		18,854,752

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 4.9%
Money Market Funds: 4.9%
11,211,309	First American Government Obligations Fund - Class Z, 2.278%[4]	11,211,309

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $11,211,309)		11,211,309

TOTAL INVESTMENTS IN SECURITIES: 104.8%
(Cost $216,821,132)		240,767,240
Liabilities in Excess of Other Assets: (4.8)%		(11,122,335)
TOTAL NET ASSETS: 100.0%		$229,644,905

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of May 31, 2019. Total loaned securities had a value of $10,413,838 or 4.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	A portion of this security is illiquid. As of May 31, 2019, the value of illiquid securities was $10,107,171 or 4.4% of net assets.
[4]	Annualized seven-day yield as of May 31, 2019.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2019 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2019. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$164,661,862	$-	$-	$164,661,862
Preferred Stocks	1,182,094	-	-	1,182,094
Corporate Bonds	-	44,857,223	-	44,857,223
Short-Term Investments	18,854,752	-	-	18,854,752
Investments Purchased with Cash Proceeds from Securities Lending	11,211,309	-	-	11,211,309
Total Investments in Securities	$195,910,017	$44,857,223	$-	$240,767,240

Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 82.3%
Computer & Electronic Product Manufacturing: 4.8%
5,470	Roper Technologies, Inc.	$1,881,242

Computer & Electronic Products: 9.4%
133,880	Cypress Semiconductor Corp.	2,385,741
35,530	Western Digital Corp.	1,322,427
		3,708,168
Credit Intermediation: 19.5%
15,370	Euronet Worldwide, Inc.[1]	2,382,965
67,890	First Hawaiian, Inc.	1,689,782
128,190	Kearny Financial Corp.[3]	1,719,028
11,790	Visa, Inc. - Class A	1,902,080
		7,693,855
Electrical Equipment & Appliance Manufacturing: 4.4%
26,260	Axon Enterprise, Inc.[1]	1,753,643

Furniture Manufacturing: 2.7%
29,700	Leggett & Platt, Inc.	1,054,647

Health Care Equipment Manufacturing: 8.7%
13,460	STERIS PLC	1,799,333
5,740	Teleflex, Inc.	1,654,842
		3,454,175
Insurance Carriers & Related Activities: 5.9%
29,500	The Progressive Corp.	2,338,760

Machinery: 1.9%
90,756	3D Systems Corp.[1,2]	734,216

Merchant Wholesalers & Durable Goods: 3.5%
54,100	LKQ Corp.[1]	1,387,665

Professional, Scientific & Technical Services: 8.1%
42,590	2U, Inc.[1]	1,617,994
33,460	Ebix, Inc.[2]	1,570,278
		3,188,272
Real Estate: 3.7%
14,230	The Howard Hughes Corp.[1]	1,463,413

Sporting & Recreation Goods: 4.6%
10,170	Pool Corp.	1,828,363

Transportation Equipment Manufacturing: 5.1%
15,415	WABCO Holdings, Inc.[1]	2,017,978

TOTAL COMMON STOCKS
(Cost $28,193,572)		32,504,397

SHORT-TERM INVESTMENTS: 16.5%
Money Market Funds: 16.5%
6,511,905	Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.311%[4]	6,511,905

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,511,905)		6,511,905

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 6.2%
Money Market Funds: 6.2%
2,461,364	First American Government Obligations Fund - Class Z, 2.278%[4]	2,461,364

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost 2,461,364)		2,461,364

TOTAL INVESTMENTS IN SECURITIES: 105.0%
(Cost $37,166,841)		41,477,666
Liabilities in Excess of Other Assets: (5.0)%		(1,966,177)
TOTAL NET ASSETS: 100.0%		$39,511,489

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of May 31, 2019. Total loaned securities had a value of $2,304,494 or 5.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

[3]	A portion of this security is illiquid. As of May 31, 2019, the value of illiquid securities was $2,281,427 or 5.8% of net assets.
[4]	Annualized seven-day yield as of May 31, 2019.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2019 (Unaudited)

The Villere Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2019. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,504,397	$-	$-	$32,504,397
Short-Term Investments	6,511,905	-	-	6,511,905
Investments Purchased with Cash Proceeds from Securities Lending	2,461,364	-	-	2,461,364
Total Investments in Securities	$41,477,666	$-	$-	$41,477,666

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date  June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President / Principal Executive Officer

Date June 27, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer / Principal Financial Officer

Date June 27, 2019

* Print the name and title of each signing officer under his or her signature.